ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - Schedule of Accumulated Other Comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Accumulated Other Comprehensive loss [Abstract]
Change in fair value on equity investments designated as FVTOCI	$ 23,043	$ 22,328
Share of other comprehensive loss in associate	494	589
Currency translation adjustment	(21,584)	(10,367)
Balance, end of the year	$ 1,953	$ 12,550